The Munder Funds
Supplement Dated March 1, 1997
to Prospectus Dated October 28, 1996
Class A, B and C Shares of:

Munder Bond Fund, Munder Intermediate Bond Fund, Munder
International Bond Fund, Munder U.S. Government Income Fund,
Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond
Fund and Munder Tax-Free Intermediate Bond Fund.

FINANCIAL HIGHLIGHTS

	The following table of "Financial Highlights" relating to Class A Shares of the Munder International Bond Fund (the "Fund") supplements information contained in the Prospectus dated October 28, 1996 and is derived from the Fund's unaudited Financial Statements dated December 31, 1996. For the period shown, Class B and Class C Shares had not commenced operations.

Munder International Bond Fund
Class A Shares
Period
Ended
12/31/96(a,d)
(Unaudited)

Net asset value, beginning of period 		$	9.98

Income from investment operations:
Net investment income 			0.08
Net realized and unrealized gain on investments			0.18

Total from investment operations 			0.26

Less distributions:
Dividends from net investment income 			(0.08)
Total distributions 			(0.08)

Net asset value, end of period 		$	10.16

Total return(b) 			2.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) 		$
	          15
Ratio of operating expenses to average net assets
	1.10%	(c)
Ratio of net investment income to average net assets
	3.68%	(c)
Portfolio turnover rate 			          31%
Ratio of operating expenses to average net assets without waivers
			1.10%	(c)
Net investment income per share without waivers		$	0.08

---------------------------------
(a)	The Munder International Bond Fund Class A Shares commenced
operations on October 17, 1996. The Fund is authorized to issue Class B Shares and Class C Shares. As of December 31, 1996, the Fund had not commenced selling Class B and Class C Shares.
(b)	Total return represents aggregate total return for the
period indicated and does not reflect any applicable sales
charges.
(c)	Annualized.
(d)	Per share numbers have been calculated using the average
shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.






PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK
FACTORS

	The Munder Bond Fund, Munder International Bond
Fund, Munder U.S. Government Income Fund, Munder Michigan
Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, and
Munder Tax-Free Intermediate Bond Fund (each a "Fund") may invest in preferred stock. Preferred stock ranks senior to common stock in the capital structure of an issuer and in the payment of dividends. Consequently, preferred stock may entail less risk than common stock. Some preferred stock in which the Funds invest is convertible into common stock. Convertible preferred stock may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible preferred stock, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible preferred stocks entitle the holder to receive the dividend paid on preferred stock until the convertible preferred stocks mature or are redeemed, converted or exchanged. Prior to conversion, convertible preferred stocks have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. In evaluating a convertible preferred stock, to the extent consistent with a Fund's investment objective, the Advisor places emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion.



The Munder Funds
Supplement Dated March 1, 1997
to Prospectus Dated October 28, 1996
Class A, B & C Shares of:
Munder Accelerating Growth Fund, Munder Balanced Fund,
Munder Equity Selection Fund, Munder Growth & Income
Fund, Munder Index 500 Fund, Munder International
Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-
Cap Growth Fund, Munder Multi-Season Growth Fund,
Munder Real Estate Equity Investment Fund, Munder
Small-Cap Value Fund, Munder Small Company Growth Fund and Munder Value Fund


CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP
VALUE FUND AND MUNDER SMALL COMPANY GROWTH FUND


	Edward Eberle, Value Portfolio Manager of the
Advisor, has been co-manager of the Value Fund since
October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manager with portfolio decisions. He is also a member of the Advisor's asset allocation team. Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice
President and Portfolio Manager for Westpointe
Financial Corporation and as a member of the Board of Directors for Westpointe Capital Management and Dart
Investors Bermuda Limited.  Mr. Eberle received a B.A.
in Finance from Michigan State University.

	Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small Company Growth Fund. Prior to joining the
Advisor in 1995, Mr. Gura was a Vice President, Senior
Equity Analyst for Woodbridge Capital Management, Inc.
From 1989-1994, Mr. Gura was an investment officer at Manufacturers National Bank Trust Investment
Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. Form 1986-
1989, Mr. Gura served as a Financial/Tax Planning analyst for Manufacturers National Bank. Mr. Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College, is a member of the Financial Analyst Society of Detroit and a Certified
Financial Planner.
The Munder Funds
Supplement Dated March 1, 1997
to Prospectus Dated October 28, 1996
Class K Shares of:

Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund.

MANAGEMENT

Performance Information

	Set forth below is certain performance information regarding the Munder Accelerating Growth Fund, Munder
Small Company Growth Fund, Munder International Equity
Fund, Munder Index 500 Fund, Munder Bond Fund, Munder U.S.
Government Income Fund, Munder Intermediate Bond Fund and
Munder Tax-Free Bond Fund (the "Funds") provided by Munder
Capital Management (the "Advisor") or Comerica Bank
("Comerica") each of which was created through the conversion of a predecessor common or collective trust fund managed by the Advisor or Comerica and which had investment objectives and policies similar to those of the corresponding Funds. See in the prospectus "Investment
Objectives and Polices" and "Portfolio Instruments and
Practices and Associated Risk Factors". Immediately prior to and following the conversion, the same individual at the Advisor or Comerica managed a Fund as both a common or collective trust fund and as a mutual fund.

	The table for each Fund includes the rates of average annual total return achieved on the Fund's assets when managed as a mutual fund and the rates of average annual return achieved on its assets when managed as a common or collective trust fund prior to the conversion of that common or collective fund into the current mutual fund.
The performance information assumes the reinvestment of net income and capital gain distributions. The common or collective fund returns are calculated by assuming that the same fees and expenses currently applicable to a Fund had also applied to the corresponding common or collective trust fund prior to its conversion to a mutual fund.

	Past performance of the Funds is not an indication of future results. The quoted performance data below includes the performance of each respective common or collective trust fund for periods before the corresponding mutual fund's registration statement became effective.
The common and collective trust funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the common and collective trust funds had been registered under the 1940 Act, the common and collective trust funds' performance may have been adversely affected.



Munder Accelerating
Period Ended	Growth Fund	S&P 500
December 31, 1996	(Class K)*	Index**
1 Year		12.85%	22.96%
3 Years		9.14%	19.67%
5 Years		10.85%	15.22%
Inception on January 1, 1990		12.10%	14.40%


*	Converted from collective trust fund to mutual fund on
November 23, 1992
**	Standard & Poor's 500 Composite Stock Price Index ("S&P 500
Index") performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Lipper Analytical Services, Inc.


Munder Small Company
Period Ended	Growth Fund	Russell 2000
December 31, 1996	(Class K)*	Index**
1 Year		36.89%	16.49%
3 Years		19.96%	13.68%
5 Years		18.07%	15.64%
10 Years		16.70%	12.41%
Inception on December 31, 1982		15.03%	12.71%


*	Converted from collective trust fund to mutual fund on
November 23, 1992
**	Russell 2000 Index performance shows total return in U.S.
dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.


Munder International
Period Ended	Equity Fund	FT/S&P Actuaries
December 31, 1996	(Class K)*	World Index ex U.S.**
1 Year		10.03%	6.48%
3 Years		4.60%	8.42%
5 Years		8.91%	7.93%
Inception on September 30, 1990		10.14%	10.31%


*	Converted from collective trust fund to mutual fund on
November 23, 1992
**	FT/S&P Actuaries World Index ex. U.S. performance shows
total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Ibbotson Associates, Inc.


Munder Index
Period Ended	500 Fund	S&P 500
December 31, 1996	(Class K)*	Index**
1 Year		22.15%	22.96%
3 Years		19.04%	19.67%
5 Years		14.64%	15.22%
Inception on January 27, 1988		15.26%	16.08%


*	Converted from collective trust fund to mutual fund on
December 7, 1992
**	S&P 500  Index performance shows total return in U.S.
dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.


Munder	Lehman Brothers
Period Ended	Bond Fund	Gov't/Corp. Bond
December 31, 1996	(Class K)*	Index**
1 Year		2.47%	2.90%
3 Years		4.85%	5.79%
5 Years		5.28%	7.18%
10 Years		7.05%	8.38%


*	Converted from collective trust fund to mutual fund on
November 23, 1992
**	Lehman Brothers Government/Corporate Bond Index performance
shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical
Services, Inc.


Munder U.S.	Lehman Brothers
Period Ended	Government Income Fund	Gov't/Corp. Bond
December 31, 1996	(Class K)*	Index**
1 Year		2.88%	2.90%
3 Years		4.18%	5.79%
5 Years		6.06%	7.18%
10 Years		7.22%	8.38%


*	Converted from common trust fund to mutual fund on July 5,
1994
**	Lehman Brothers Government/Corporate Bond Index performance
shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical
Services, Inc.


Munder Intermediate	Lehman Brothers
Period Ended	Bond Fund	Intermediate Gov't/Corp.
December 31, 1996	(Class K)*	Bond Index**
1 Year		2.88%	4.05%
3 Years		4.24%	5.58%
5 Years		5.46%	6.53%
10 Years		6.80%	7.91%
Inception on March 31, 1982		8.97%	10.47%


*	Converted from collective trust fund to mutual fund on
November 20, 1992
**	Lehman Brothers Intermediate Government/Corporate Bond Index
performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.





Munder Tax-Free
Period Ended	Bond Fund	Lehman 15-Year
December 31, 1996	(Class K)*	Muni Bond Index**
1 Year		2.13%	4.65%
3 Years		4.01%	5.44%
5 Years		6.42%	8.05%
10 Years		6.31%	N/A


*	Converted from common trust fund to mutual fund on July 5,
1994
**	Lehman 15-Year Municipal Bond Index performance shows total
return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.


Indices

	The S&P 500 Index is an unmanaged index of common stock prices, including reinvestment of dividends.

	The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock
Exchange, American Stock Exchange and the NASDAQ.

	The FT/S&P Actuaries World Index ex U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

	The Lehman Brothers Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Government
Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers
Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

	The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

	The Lehman 15-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.




CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP VALUE
FUND AND MUNDER SMALL COMPANY GROWTH FUND

	Edward Eberle, Value Portfolio Manager of the
Advisor, has been co-manager of the Value Fund since
October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manger with portfolio decisions. He is also a member of the Advisor's asset allocation team.
Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice President and Portfolio Manager for
Westpointe Financial Corporation and as a member of the Board of Directors for Westpointe Capital Management and
Dart Investors Bermuda Limited.  Mr. Eberle received a
B.A. in Finance from Michigan State University.

	Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small
Company Growth Fund.  Prior to joining the Advisor in
1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge Capital Management, Inc. From 1989-1994,
Mr. Gura was an investment officer at Manufacturers
National Bank Trust Investment Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. Form 1986-1989, Mr. Gura served as a Financial/Tax
Planning analyst for Manufacturers National Bank.  Mr.
Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College, is a member of the Financial Analyst Society of Detroit and a Certified Financial
Planner.


PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK
FACTORS

	The Munder Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, and Munder Tax-Free Intermediate Bond Fund (each a "Fund") may invest in preferred stock. Preferred stock ranks senior to common stock in the capital structure of an issuer and in the payment of dividends. Consequently, preferred stock may entail less risk than common stock. Some preferred stock in which the Funds invest is convertible into common stock. Convertible preferred stock may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.
By investing in convertible preferred stock, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible preferred stocks entitle the holder to receive the dividend paid on preferred stock until the convertible preferred stocks mature or are redeemed, converted or exchanged. Prior to conversion, convertible preferred stocks have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.
In evaluating a convertible preferred stock, to the extent consistent with a Fund's investment objective, the Advisor places emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion.

The Munder Funds
Supplement Dated March 1, 1997
to Prospectus Dated October 28, 1996
Class Y Shares of:

Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund.

FINANCIAL HIGHLIGHTS

	The following table of "Financial Highlights" relating to Class Y Shares of the Munder International Bond Fund (the "Fund") supplements information contained in the Prospectus dated October 28, 1996 and is derived from the Fund's unaudited Financial Statements dated December 31, 1996.

Munder International Bond Fund
Period
Ended
12/31/96(a,d)
(Unaudited)

Net asset value, beginning of period 		$	10.00

Income from investment operations:
Net investment income 			0.10
Net realized and unrealized gain on investments			0.14

Total from investment operations 			0.24

Less distributions:
Dividends from net investment income 			(0.08)
Total distributions 			(0.08)

Net asset value, end of period 		$	10.16

Total return(b) 			2.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) 			$29,820
Ratio of operating expenses to average net assets
	0.85%	(c)
Ratio of net investment income to average net assets
	3.93%	(c)
Portfolio turnover rate 			31%
Ratio of operating expenses to average net assets without waivers
			0.85%	(c)
Net investment income per share without waivers		$	0.10

---------------------------------
(a)	The Munder International Bond Fund Class Y Shares commenced
operations on October 2, 1996.
(b)	Total return represents aggregate total return for the
period indicated and does not reflect any applicable sales
charges.
(c)	Annualized.
(d)	Per share numbers have been calculated using the average
shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


MANAGEMENT

Performance Information

	Set forth below is certain performance information regarding the Munder Accelerating Growth Fund, Munder
Small Company Growth Fund, Munder International Equity
Fund, Munder Index 500 Fund, Munder Bond Fund, Munder U.S.
Government Income Fund, Munder Intermediate Bond Fund and
Munder Tax-Free Bond Fund (the "Funds") provided by Munder
Capital Management (the "Advisor") or Comerica Bank
("Comerica") each of which was created through the conversion of a predecessor common or collective trust fund managed by the Advisor or Comerica and which had investment objectives and policies similar to those of the corresponding Funds. See in the prospectus "Investment
Objectives and Polices" and "Portfolio Instruments and
Practices and Associated Risk Factors". Immediately prior to and following the conversion, the same individual at the Advisor or Comerica managed a Fund as both a common or collective trust fund and as a mutual fund.

	The table for each Fund includes the rates of average annual total return achieved on the Fund's assets when managed as a mutual fund and the rates of average annual return achieved on its assets when managed as a common or collective trust fund prior to the conversion of that common or collective fund into the current mutual fund.
The performance information assumes the reinvestment of net income and capital gain distributions. The common or collective fund returns are calculated by assuming that the same fees and expenses currently applicable to a Fund had also applied to the corresponding common or collective trust fund prior to its conversion to a mutual fund.

	Past performance of the Funds is not an indication of future results. The quoted performance data below includes the performance of each respective common or collective trust fund for periods before the corresponding mutual fund's registration statement became effective.
The common and collective trust funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the common and collective trust funds had been registered under the 1940 Act, the common and collective trust funds' performance may have been adversely affected.

Munder Accelerating
Period Ended	Growth Fund	S&P 500
December 31, 1996	(Class Y)*	Index**
1 Year		13.07%	22.96%
3 Years		9.40%	19.67%
5 Years		11.06%	15.22%
Inception on January 1, 1990		12.34%	14.40%


*	Converted from collective trust fund to mutual fund on
December 1, 1991
**	Standard & Poor's 500 Composite Stock Price Index ("S&P 500
Index") performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source:
Lipper Analytical Services, Inc.




Munder Small Company
Period Ended	Growth Fund	Russell 2000
December 31, 1996	(Class Y)*	Index**
1 Year		37.17%	16.49%
3 Years		20.24%	13.68%
5 Years		18.30%	15.64%
10 Years		16.95%	12.41%
Inception on December 31, 1982			15.29%
	12.71%


*	Converted from collective trust fund to mutual fund on
December 1, 1991
**	Russell 2000 Index performance shows total return in U.S.
dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.


Munder International
Period Ended	Equity Fund	FT/S&P Actuaries
December 31, 1996	(Class Y)*	World Index ex. U.S.**
1 Year		10.41%	6.48%
3 Years		4.89%	8.42%
5 Years		9.14%	7.93%
Inception on September 30, 1990		10.37%	10.31%


*	Converted from collective trust fund to mutual fund on
December 1, 1991
**	FT/S&P Actuaries World Index ex. U.S. performance shows
total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Ibbotson Associates, Inc.


Munder Index
Period Ended	500 Fund	S&P 500
December 31, 1996	(Class Y)*	Index**
1 Year		22.47%	22.96%
3 Years		19.34%	19.67%
5 Years		14.87%	15.22%
Inception on January 27, 1988		15.51%	16.08%


*	Converted from collective trust fund to mutual fund on
December 1, 1991
**	S&P 500 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
Source: Lipper Analytical Services, Inc.


Munder	Lehman Brothers
Period Ended	Bond Fund	Gov't/Corp. Bond
December 31, 1996	(Class Y)*	Index**
1 Year		2.72%	2.90%
3 Years		5.10%	5.79%
5 Years		5.48%	7.18%
10 Years		7.28%	8.38%


*	Converted from collective trust fund to mutual fund on
December 1, 1991
**	Lehman Brothers Government/Corporate Bond Index performance
shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical
Services, Inc.



Munder U.S.	Lehman Brothers
Period Ended	Government Income Fund	Gov't/Corp. Bond
December 31, 1996	(Class Y)*	Index**
1 Year		3.13%	2.90%
3 Years		4.43%	5.79%
5 Years		6.32%	7.18%
10 Years		7.48%	7.76%


*	Converted from common trust fund to mutual fund on July 5,
1994
**	Lehman Brothers Government/Corporate Bond Index performance
shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical
Services, Inc.


Munder Intermediate	Lehman Brothers.
Period Ended	Bond Fund	Intermediate Gov't/Corp.
December 31, 1996	(Class Y)*	Bond Index**
1 Year		3.13%	4.05%
3 Years		4.49%	5.58%
5 Years		5.65%	6.53%
10 Years		7.04%	7.91%
Inception on March 31, 1982		9.22%		10.47%

*	Converted from collective trust fund to mutual fund on
December 1, 1991
**	Lehman Brothers Intermediate Government/Corporate Bond Index
performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.


Munder Tax-Free
Period Ended	Bond Fund	Lehman 15-Year
December 31, 1996	(Class Y)*	Muni Bond Index**
1 Year		2.38%	4.65%
3 Years		4.24%	5.44%
5 Years		6.67%	8.05%
10 Years		6.57%	N/A


*	Converted from common trust fund to mutual fund on July 21,
1994
**	Lehman 15-Year Municipal Bond Index performance shows total
return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

Indices

	The S&P 500 Index is an unmanaged index of common stock prices, including reinvestment of dividends.

	The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock
Exchange, American Stock Exchange and the NASDAQ.



	The FT/S&P Actuaries World Index ex U.S. is an unmanaged index used to portray global equity markets excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

	The Lehman Brothers Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Government
Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers
Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

	The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

	The Lehman 15-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

CHANGE IN PORTFOLIO MANAGER FOR THE MUNDER SMALL-CAP VALUE
FUND AND MUNDER SMALL COMPANY GROWTH FUND

	Edward Eberle, Value Portfolio Manager of the
Advisor, has been co-manager of the Value Fund since
October, 1996. Mr. Eberle has been appointed co-manager of the Small-Cap Value Fund. Prior to being appointed co-manager, Mr. Eberle acted as the primary analyst for the Funds, assisting the manger with portfolio decisions. He is also a member of the Advisor's asset allocation team.
Prior to joining the Advisor in 1995, Mr. Eberle served as Executive Vice President and Portfolio Manager for
Westpointe Financial Corporation and as a member of the Board of Directors for Westpointe Capital Management and
Dart Investors Bermuda Limited.  Mr. Eberle received a
B.A. in Finance from Michigan State University.

	Michael P. Gura, CFA, Senior Portfolio Manager of the Advisor, has been appointed co-manager of the Small
Company Growth Fund.  Prior to joining the Advisor in
1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge Capital Management, Inc. From 1989-1994,
Mr. Gura was an investment officer at Manufacturers
National Bank Trust Investment Department where he was responsible for equity research covering the retailing, apparel, specialty chemical and environmental industries. Form 1986-1989, Mr. Gura served as a Financial/Tax
Planning analyst for Manufacturers National Bank.  Mr.
Gura received an M.S. in Finance with Distinction and a B.B.A. from Walsh College, is a member of the Financial Analyst Society of Detroit and a Certified Financial
Planner.

PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK
FACTORS

	The Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund and Munder Tax-Free Intermediate Bond Fund (each a "Fund") may invest in preferred stock. Preferred stock ranks senior to common stock in the capital structure of an issuer and in the payment of dividends. Consequently, preferred stock may entail less risk than common stock. Some preferred stock in which the Funds invest is convertible into common stock.
Convertible preferred stock may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible preferred stock, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible preferred stocks entitle the holder to receive the dividend paid on preferred stock until the convertible preferred stocks mature or are redeemed, converted or exchanged. Prior to conversion, convertible preferred stocks have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. In evaluating a convertible preferred stock, to the extent consistent with a Fund's investment objective, the Advisor places emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion.